SCHEDULE OF EXPECTED AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS (Details)	Jun. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 884,416
2025	884,416
2026	814,135
2027	790,708
2028	790,708
Thereafter	988,384
Total	$ 5,152,767